Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	SEAC II Corp.
Entity Central Index Key	0002006191
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	955 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10075
City Area Code	310
Local Phone Number	209-7280
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	7812
Entity Tax Identification Number	00-0000000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	955 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10075
City Area Code	310
Local Phone Number	209-7280
Contact Personnel Name	Eli Baker